Accounts receivable, net - Summary of Movement of Allowance of Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
At beginning of year	¥ 469		¥ 256	¥ 363
Addition/(reversal)	133	$ 19	213	(107)
At end of year	¥ 602		¥ 469	¥ 256